Operating Segments	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012
Operating Segments
9.	Operating Segments

Berry’s operations are organized into four reportable segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company has manufacturing and distribution centers in the United States, Canada, Mexico, Belgium, Australia, Germany, Brazil, Malaysia, and India. The North American operation represents 96% of the Company’s net sales, 98% of total long-lived assets, and 99% of the total assets. Selected information by reportable segment is presented in the following table:

	Quarterly Period Ended
	December 29, 2012	December 31, 2011
Net sales:
Rigid Open Top	$259	$287
Rigid Closed Top	313	347

Rigid Packaging	$572	$634
Engineered Materials	325	328
Flexible Packaging	175	175

Total net sales	$1,072	$1,137
Operating income (loss):
Rigid Open Top	$27	$31
Rigid Closed Top	18	3

Rigid Packaging	$45	$34
Engineered Materials	24	2
Flexible Packaging	(1)	(7)

Total operating income	$68	$29

Depreciation and amortization:
Rigid Open Top	$23	$22
Rigid Closed Top	32	35

Rigid Packaging	$55	$57

Engineered Materials	18	17
Flexible Packaging	14	15

Total depreciation and amortization	$87	$89

	December 29, 2012	September 29, 2012
Total assets:
Rigid Open Top	$1,772	$1,773
Rigid Closed Top	1,931	1,959

Rigid Packaging	$3,703	$3,732
Engineered Materials	840	873
Flexible Packaging	507	501

Total assets	$5,050	$5,106

Goodwill:
Rigid Open Top	$681	$681
Rigid Closed Top	832	832

Rigid Packaging	$1,513	$1,513
Engineered Materials	89	73
Flexible Packaging	40	40

Total goodwill	$1,642	$1,626

13.	Segment and Geographic Data

Berry’s operations are organized into four reportable segments: Rigid Open Top, Rigid Closed Top, Engineered Materials, and Flexible Packaging. The Company has manufacturing and distribution centers in the United States, Canada, Mexico, Belgium, Australia, Germany, Brazil, Malaysia, and India. The North American operation represents 96% of the Company’s net sales, 98% of total long-lived assets, and 99% of the total assets. Selected information by reportable segment is presented in the following table.

	2012	2011	2010
Net sales
Rigid Open Top	$1,229	$1,261	$1,160
Rigid Closed Top	1,438	1,053	970
Engineered Materials	1,362	1,451	1,457
Flexible Packaging	737	796	670

Total	$4,766	$4,561	$4,257

Operating income (loss)
Rigid Open Top	$159	$155	$124
Rigid Closed Top	95	77	73
Engineered Materials	70	(71)	4
Flexible Packaging	1	(119)	(77)

Total	$325	$42	$124

Depreciation and amortization
Rigid Open Top	$90	$102	$93
Rigid Closed Top	135	95	91
Engineered Materials	71	72	72
Flexible Packaging	59	75	61

Total	$355	$344	$317

	2012	2011
Total assets
Rigid Open Top	$1,773	$1,818
Rigid Closed Top	1,959	1,963
Engineered Materials	873	841
Flexible Packaging	501	595

	$5,106	$5,217

	2012	2011
Goodwill
Rigid Open Top	$681	$681
Rigid Closed Top	832	819
Engineered Materials	73	55
Flexible Packaging	40	40

	$1,626	$1,595